Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2025	2024
	NIS in thousands

Cash	45,228	17,771
Short term deposits	1,238	60,547
	46,466	78,318